1997 ANNUAL REPORT


IDS
International
Fund
(prospectus enclosed)

(icon of) three flags

The goal of IDS International Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) three flags

A world of
opportunity

There's a new  recognition  among investors that the stock market extends beyond
Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead.
International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.

Contents

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

       1997 annual report

       From the chairman                                                4
       From the portfolio manager                                       4
       The Fund's ten largest holdings                                  6
       Making the most of the Fund                                      7
       The Fund's long-term performance                                 8
       Independent auditors' report                                     9
       Financial statements                                            10
       Notes to financial statements                                   13
       Investments in securities                                       29
       IDS mutual funds                                                34
       Federal income tax information                                  38

       1997 prospectus

       The Fund in brief                                               3p
       Goal                                                            3p
       Investment policies and risks                                   3p
       Manager and distributor                                         3p
       Portfolio manager                                               3p
       Alternative purchase arrangements                               4p

       Sales charge and Fund expenses                                  5p

       Performance                                                     7p
       Financial highlights                                            7p
       Total returns                                                   9p

       Investment policies and risks                                  11p
       Facts about investments and their risks                        12p
       Alternative investment option                                  16p
       Valuing Fund shares                                            16p

       How to purchase, exchange or redeem shares                     17p
       Alternative purchase arrangements                              17p
       How to purchase shares                                         20p
       How to exchange shares                                         23p
       How to redeem shares                                           23p
       Reductions and waivers of the sales charge                     28p

       Special shareholder services                                   33p
       Services                                                       33p
       Quick telephone reference                                      33p

       Distributions and taxes                                        34p
       Dividend and capital gain distributions                        34p
       Reinvestments                                                  35p
       Taxes                                                          36p
       How to determine the correct TIN                               38p

       How the Fund is organized                                      39p
       Shares                                                         39p
       Voting rights                                                  39p
       Shareholder meetings                                           39p
       Board members and officers                                     39p
       Investment manager                                             41p
       Administrator and transfer agent                               42p
       Distributor                                                    43p

       About American Express Financial Corporation                   45p
       General information                                            45p

       Appendix                                                       46p
       Descriptions of derivative instruments                         46p


(This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce

      (picture of) William R. Pearce

      Chairman of the board

      From the portfolio manager

      Thanks to improved performance last spring and summer, IDS International Fund produced positive results for the past fiscal year. For the 12 months -- November 1996 through October 1997 -- the Fund's Class A shares generated a total return of 5.9%. (The Fund paid a capital gain to shareholders in December 1996, which reduced its net asset value by the same amount at that time.)

      After a strong start, the next several months of the period were something of a struggle. The dominant factor was an ongoing decline in the value of key foreign currencies, especially in Europe and Japan, which eroded the solid gains of a number of investments in those areas. (Currency declines have a negative effect on returns for U.S.-based investors because the values of foreign investments must be converted into dollars. Ultimately, a decline in the foreign currency reduces the value of the investment in U.S. dollars.)

      A performance pick-up

      Currency was less of a problem over the spring and summer, and, combined with generally good securities performance, the Fund recorded substantial appreciation in those months. A severe worldwide stock sell-off in late October, sparked initially by currency declines in Southeast Asia, erased some of the gains, however.

      Over the last several weeks of the period, I made the following changes in geographical allocation. Southeast Asia was substantially reduced, although I did retain investments in Hong Kong and Singapore, where fundamentals seemed more secure. Lack of governmental initiatives to improve the economy in Japan resulted in a lower weighting in that country. Proceeds from stock sales in Asia were channeled into certain stocks in continental Europe, which is undergoing major restructuring. Lastly, I initiated positions in Canada.

      Despite the potential of a lingering hangover effect from the global market downturn last October, the investment fundamentals remain favorable in many parts of the world: Inflation is under control in most countries; corporate restructurings are boosting earnings in Europe; and several emerging markets continue to enjoy rapid economic growth. Ultimately, I believe our patience will prove rewarding.




      Peter Lamaison

      (picture of) Peter Lamaison

      Portfolio manager


(This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

Oct. 31, 1997        $10.57
Oct. 31, 1996        $10.65
Decrease             $ 0.08

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.24
From capital gains   $ 0.45
Total distributions  $ 0.69

Total return*         +5.9%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

Oct. 31, 1997        $10.50
Oct. 31, 1996        $10.58
Decrease             $ 0.08

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.16
From capital gains   $ 0.45
Total distributions  $ 0.61

Total return*         +5.1%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

Oct. 31, 1997        $10.59
Oct. 31, 1996        $10.67
Decrease             $ 0.08

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.26
From capital gains   $ 0.45
Total distributions  $ 0.71

Total return*         +6.0%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.


(This annual report is not part of the prospectus.)

  The Fund's ten largest holdings

                                      Percent                         Value
                        (of Fund's net assets)         (as of Oct. 31, 1997)

Philips Electronics (Netherlands)        5.39%                  $71,604,430

ENI (Italy)                              2.75                    36,526,910

Novartis (Switzerland)                   2.72                    36,210,946

Ericsson (Sweden)                        2.70                    35,890,975

Rhone-Poulenc (France)                   2.66                    35,344,449

Telecom Italia RISP (Italy)              2.54                    33,871,191

Credito Italiano (Italy)                 2.18                    29,013,651

Banque Nationale de Paris (France)       2.15                    28,562,910

Accor (France)                           1.76                    23,386,712

BG (United Kingdom)                      1.72                    22,834,519



(icon of) pie chart

The ten holdings listed here make up 26.57% of the Fund's net assets

(This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

  How dollar cost averaging works

Month     Amount        Per-share        Number of shares purchased
          invested      market price
Jan       $100          $20              5.00 XXXXX
Feb        100           18              5.56 XXXXXx
March      100           17              5.88 XXXXXx
April      100           15              6.67 XXXXXXx
May        100           16              6.25 XXXXXXx
June       100           18              5.56 XXXXXx
July       100           17              5.88 XXXXXx
Aug        100           19              5.26 XXXXXx
Sept       100           21              4.76 XXXXx
Oct        100           20              5.00 XXXXX

(footnote to table) By investing an equal number of dollars each month....

(arrow in table  pointing to April) you  automatically  buy more shares when the per share market price is low....

(arrow pointing to Sept) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Three ways to benefit from a mutual fund:

     oyour shares increase in value when the Fund's investments do well oyou receive capital gains when the gains on investments sold by the Fund exceed losses

     oyou  receive  income  when  the  Fund's  stock  dividends,   interest  and
      short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How $10,000 has grown in IDS International Fund



$30,000
                                                                      $21,021
                                                            International Fund
                                                                      Class A

$20,000                                           MSCI World Index
                      Lipper International
                           Fund Index


$10,000

                              MSCI EAFE
$9,500                            Index

'87  '88  '89  '90     '91     '92     '93     '94     '95     '96     '97


 Average annual total return
 (as of Oct. 31, 1997)
                                           Since
                             1 year    inception       5 years   10 years
 Class A                     +0.61%          --%        +9.28%     +7.70%
 Class B                     +1.12%       +8.38%*          --%        --%
 Class Y                     +6.03%      +10.73%*          --%        --%

*Inception date was March 20, 1995.

      Assumes: oHolding period from 11/1/87 to 10/31/97. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $7,537. Also see "Performance" in the Fund's current prospectus.

      The Morgan Stanley Capital International World Index (MSCI World Index), compiled from a composite of over 1,500 companies listed on the stock exchanges of North America, Europe, Australia, New Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities.

      Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

      Lipper International Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

      On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the MSCI World Index, MSCI EAFE Index and the Lipper International Fund Index. In comparing International Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #26 to Registration statement No. 2-92309 filed on or about Dec. 23, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.


(This annual report is not part of the prospectus.)

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension


(This annual report is not part of the prospectus.)

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers


(This annual report is not part of the prospectus.)

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline


(This annual report is not part of the prospectus.)

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed


(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.



(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS International Fund, Inc.


      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax adviser on how to report distributions for state and local purposes.

      IDS International Fund, Inc.
      Fiscal year ended Oct. 31, 1997

      Class A
      Income distribution
      taxable as dividend income, 0.05% qualifying for deduction for corporations.

      Payable date                                                Per share
      Dec. 30, 1996                                                $0.24262

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                                Per share
      Dec. 30, 1996                                                $0.44556

      Total distributions                                          $0.68818

      The distributions of $0.68818 per share, payable Dec. 30, 1996, consisted of $0.16514 derived from net investment income, $0.07748 from net short-term capital gains (a total of $0.24262 taxable as dividend income) and $0.44556 from net long-term capital gains.


      Class B
      Income distribution
      taxable as dividend income, 0.05% qualifying for deduction for corporations.

      Payable date                                               Per share
      Dec. 30, 1996                                               $0.16412

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                               Per share
      Dec. 30, 1996                                               $0.44556

      Total distributions                                         $0.60968

      The distributions of $0.60968 per share, payable Dec. 30, 1996, consisted of $0.08664 from net investment income, $0.07748 from net short-term capital capital gains (a total of $0.16412 taxable as dividend income) and $0.44556 from net long-term capital gains.

      Class Y
      Income distribution
      taxable as dividend income, 0.05% qualifying for deduction for corporations.

      Payable date                                               Per share
      Dec. 30, 1996                                               $0.26125

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                               Per share
      Dec. 30, 1996                                               $0.44556
      Total distributions                                         $0.70681

      The distributions of $0.70681 per share, payable Dec. 30, 1996, consisted of $0.18377 derived from net investment income, $0.07748 from net short-term capital gains (a total of $0.26125 taxable as dividend income) and $0.44556 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


AMERICAN EXPRESS Financial Advisors


IDS International Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.